ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents, Concentrations of Risk, Financial Instruments, Financing Receivables and Operating Leases (Details) - USD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CASH AND CASH EQUIVALENTS [Abstract]
Amounts held in trust for third party recipients	$ 0.0	$ 0.0
Minimum [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Financing receivables and operating leases term	2 years
Financing receivables and operating leases, term range	3 years
Estimated useful life	3 years
Maximum [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Financing receivables and operating leases term	6 years
Financing receivables and operating leases, term range	4 years
Estimated useful life	7 years
Information Technology Equipment [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Estimated useful life	4 years
Carrying Amount [Member]
FINANCIAL INSTRUMENTS [Abstract]
Notes receivable	$ 109.2	80.5
Carrying Amount [Member] | Recourse [Member]
FINANCIAL INSTRUMENTS [Abstract]
Notes payable	6.0	13.1
Carrying Amount [Member] | Non-recourse [Member]
FINANCIAL INSTRUMENTS [Abstract]
Notes payable	34.3	21.2
Fair Value [Member]
FINANCIAL INSTRUMENTS [Abstract]
Notes receivable	109.5	80.0
Fair Value [Member] | Recourse [Member]
FINANCIAL INSTRUMENTS [Abstract]
Notes payable	6.0	13.1
Fair Value [Member] | Non-recourse [Member]
FINANCIAL INSTRUMENTS [Abstract]
Notes payable	$ 34.5	$ 21.2
Accounts Receivable-Trade [Member] | Customer Concentration Risk [Member] | Verizon Communications Inc. [Member] | Technology Segment [Member]
CONCENTRATIONS OF RISK [Abstract]
Percentage of concentration risk	13.00%	14.00%
Net Sales [Member] | Customer Concentration Risk [Member] | Verizon Communications Inc. [Member] | Technology Segment [Member]
CONCENTRATIONS OF RISK [Abstract]
Percentage of concentration risk	22.00%	24.00%	19.00%
Net Sales [Member] | Product Concentration Risk [Member] | Cisco Systems [Member] | Technology Segment [Member]
CONCENTRATIONS OF RISK [Abstract]
Percentage of concentration risk	40.00%	39.00%	36.00%